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February 14, 2000



VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company ("Separate Account VA-K"), Form N-4 (File Nos. 333-87099 and 811-6293) Pre-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 37 under the Investment Company Act of 1940, as amended

Dear Sirs or Madams:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, ("1933 Act"), Registrant hereby electronically files the final form of its Prospectus and Statement of Additional Information.

If there should be any questions on this filing, please contact the undersigned at (508) 855-3877.

                                            Very truly yours,

                                            /s/ John C. Donlon, Jr.

                                            John C. Donlon, Jr.
                                            Assistant Vice President and Counsel